Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets at Fair Value through Other Comprehensive Income

	2017	2018
Listed in the PRC	158	147
Listed outside the PRC	4,070	3,698
Unlisted	58	58

	4,286	3,903